Distribution Date:	10/13/21	GS Mortgage Securities Trust 2017-GS6
Determination Date:	10/06/21
Next Distribution Date:	11/15/21
Record Date:	09/30/21	Commercial Mortgage Pass-Through Certificates
Series 2017-GS6

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	GS Mortgage Securities Corporation II
Certificate Factor Detail	3		Leah Nivison	(212) 902-1000
Certificate Interest Reconciliation Detail	4		200 West Street, | New York, NY 10282
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street, Suite 300, | Overland Park, KS 66210
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	Midland Loan Services, a Division of PNC Bank, National
			Association
Mortgage Loan Detail (Part 1)	13-14		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Mortgage Loan Detail (Part 2)	15-16		10851 Mastin Street, Suite 300, | Overland Park, KS 66210
Principal Prepayment Detail	17	Asset Representations	Pentalpha Surveillance LLC
		Reviewer
Historical Detail	18
			Don Simon	(203) 660-6100
Delinquency Loan Detail	19		375 North French Road,Suite 100 | Amherst, NY 14228
Collateral Stratification and Historical Detail	20	Certificate Administrator	Wells Fargo Bank, N.A.
Specially Serviced Loan Detail - Part 1	21		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 2	22				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road, | Columbia, MD 21045
Modified Loan Detail	23
		Operating Advisor	Pentalpha Surveillance LLC
Historical Liquidated Loan Detail	24		Don Simon	(203) 660-6100
Historical Bond / Collateral Loss Reconciliation Detail	25		375 North French Road,Suite 100 | Amherst, NY 14228
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	36253PAA0	1.945000%	15,431,000.00	3,115,571.65	374,732.16	5,049.82	0.00	0.00	379,781.98	2,740,839.49	30.41%	30.00%
A-2	36253PAB8	3.164000%	250,000,000.00	250,000,000.00	0.00	659,166.67	0.00	0.00	659,166.67	250,000,000.00	30.41%	30.00%
A-3	36253PAC6	3.433000%	359,651,000.00	359,651,000.00	0.00	1,028,901.57	0.00	0.00	1,028,901.57	359,651,000.00	30.41%	30.00%
A-AB	36253PAD4	3.230000%	29,390,000.00	29,390,000.00	0.00	79,108.08	0.00	0.00	79,108.08	29,390,000.00	30.41%	30.00%
A-S	36253PAG7	3.638000%	84,147,000.00	84,147,000.00	0.00	255,105.66	0.00	0.00	255,105.66	84,147,000.00	21.29%	21.00%
B	36253PAH5	3.869000%	45,579,000.00	45,579,000.00	0.00	146,954.29	0.00	0.00	146,954.29	45,579,000.00	16.35%	16.13%
C	36253PAJ1	4.322000%	42,074,000.00	42,074,000.00	0.00	151,536.52	0.00	0.00	151,536.52	42,074,000.00	11.78%	11.63%
D	36253PAK8	3.243000%	46,748,000.00	46,748,000.00	0.00	126,336.47	0.00	0.00	126,336.47	46,748,000.00	6.72%	6.63%
E	36253PAP7	4.376322%	17,530,000.00	17,530,000.00	0.00	63,930.77	0.00	0.00	63,930.77	17,530,000.00	4.82%	4.75%
F	36253PAR3	4.376322%	10,518,000.00	10,518,000.00	0.00	38,358.46	0.00	0.00	38,358.46	10,518,000.00	3.67%	3.63%
G*	36253PAT9	4.376322%	33,893,308.00	33,893,308.00	0.00	123,564.92	0.00	0.00	123,564.92	33,893,308.00	0.00%	0.00%
R	36253PAV4	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Retained	N/A	4.376322%	24,170,112.00	23,851,740.04	9,687.37	86,984.67	0.00	0.00	96,672.04	23,842,052.67	0.00%	0.00%
Interest
Regular SubTotal			959,131,420.01	946,497,619.69	384,419.53	2,764,997.90	0.00	0.00	3,149,417.43	946,113,200.16

Notional Certificates
X-A	36253PAE2	1.026761%	738,619,000.00	726,303,571.64	0.00	621,450.22	0.00	0.00	621,450.22	725,928,839.49
X-B	36253PAF9	0.289879%	87,653,000.00	87,653,000.00	0.00	21,173.99	0.00	0.00	21,173.99	87,653,000.00
X-D	36253PAM4	1.133322%	46,748,000.00	46,748,000.00	0.00	44,150.45	0.00	0.00	44,150.45	46,748,000.00
Notional SubTotal			873,020,000.00	860,704,571.64	0.00	686,774.66	0.00	0.00	686,774.66	860,329,839.49

Deal Distribution Total					384,419.53	3,451,772.56	0.00	0.00	3,836,192.09

* Denotes the Controlling Class (if required)

(1) Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing the result by (A).

(2) Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	36253PAA0	201.90341844	24.28437302	0.32725164	0.00000000	0.00000000	0.00000000	0.00000000	24.61162465	177.61904543
A-2	36253PAB8	1,000.00000000	0.00000000	2.63666668	0.00000000	0.00000000	0.00000000	0.00000000	2.63666668	1,000.00000000
A-3	36253PAC6	1,000.00000000	0.00000000	2.86083334	0.00000000	0.00000000	0.00000000	0.00000000	2.86083334	1,000.00000000
A-AB	36253PAD4	1,000.00000000	0.00000000	2.69166655	0.00000000	0.00000000	0.00000000	0.00000000	2.69166655	1,000.00000000
A-S	36253PAG7	1,000.00000000	0.00000000	3.03166673	0.00000000	0.00000000	0.00000000	0.00000000	3.03166673	1,000.00000000
B	36253PAH5	1,000.00000000	0.00000000	3.22416661	0.00000000	0.00000000	0.00000000	0.00000000	3.22416661	1,000.00000000
C	36253PAJ1	1,000.00000000	0.00000000	3.60166659	0.00000000	0.00000000	0.00000000	0.00000000	3.60166659	1,000.00000000
D	36253PAK8	1,000.00000000	0.00000000	2.70250000	0.00000000	0.00000000	0.00000000	0.00000000	2.70250000	1,000.00000000
E	36253PAP7	1,000.00000000	0.00000000	3.64693497	0.00000000	0.00000000	0.00000000	0.00000000	3.64693497	1,000.00000000
F	36253PAR3	1,000.00000000	0.00000000	3.64693478	0.00000000	0.00000000	0.00000000	0.00000000	3.64693478	1,000.00000000
G	36253PAT9	1,000.00000000	0.00000000	3.64570257	0.00123269	0.08347784	0.00000000	0.00000000	3.64570257	1,000.00000000
R	36253PAV4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
Retained	N/A	986.82786575	0.40079955	3.59885258	0.00004468	0.00302647	0.00000000	0.00000000	3.99965213	986.42706620
Interest

Notional Certificates
X-A	36253PAE2	983.32641272	0.00000000	0.84136777	0.00000000	0.00000000	0.00000000	0.00000000	0.84136777	982.81907112
X-B	36253PAF9	1,000.00000000	0.00000000	0.24156606	0.00000000	0.00000000	0.00000000	0.00000000	0.24156606	1,000.00000000
X-D	36253PAM4	1,000.00000000	0.00000000	0.94443506	0.00000000	0.00000000	0.00000000	0.00000000	0.94443506	1,000.00000000

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	09/01/21 - 09/30/21	30	0.00	5,049.82	0.00	5,049.82	0.00	0.00	0.00	5,049.82	0.00
A-2	09/01/21 - 09/30/21	30	0.00	659,166.67	0.00	659,166.67	0.00	0.00	0.00	659,166.67	0.00
A-3	09/01/21 - 09/30/21	30	0.00	1,028,901.57	0.00	1,028,901.57	0.00	0.00	0.00	1,028,901.57	0.00
A-AB	09/01/21 - 09/30/21	30	0.00	79,108.08	0.00	79,108.08	0.00	0.00	0.00	79,108.08	0.00
X-A	09/01/21 - 09/30/21	30	0.00	621,450.22	0.00	621,450.22	0.00	0.00	0.00	621,450.22	0.00
X-B	09/01/21 - 09/30/21	30	0.00	21,173.99	0.00	21,173.99	0.00	0.00	0.00	21,173.99	0.00
A-S	09/01/21 - 09/30/21	30	0.00	255,105.66	0.00	255,105.66	0.00	0.00	0.00	255,105.66	0.00
B	09/01/21 - 09/30/21	30	0.00	146,954.29	0.00	146,954.29	0.00	0.00	0.00	146,954.29	0.00
C	09/01/21 - 09/30/21	30	0.00	151,536.52	0.00	151,536.52	0.00	0.00	0.00	151,536.52	0.00
D	09/01/21 - 09/30/21	30	0.00	126,336.47	0.00	126,336.47	0.00	0.00	0.00	126,336.47	0.00
X-D	09/01/21 - 09/30/21	30	0.00	44,150.45	0.00	44,150.45	0.00	0.00	0.00	44,150.45	0.00
E	09/01/21 - 09/30/21	30	0.00	63,930.77	0.00	63,930.77	0.00	0.00	0.00	63,930.77	0.00
F	09/01/21 - 09/30/21	30	0.00	38,358.46	0.00	38,358.46	0.00	0.00	0.00	38,358.46	0.00
G	09/01/21 - 09/30/21	30	2,777.43	123,606.70	0.00	123,606.70	41.78	0.00	0.00	123,564.92	2,829.34
Retained
	09/01/21 - 09/30/21	30	71.81	86,985.75	0.00	86,985.75	1.08	0.00	0.00	86,984.67	73.15
Interest
Totals			2,849.24	3,451,815.42	0.00	3,451,815.42	42.86	0.00	0.00	3,451,772.56	2,902.49

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 4 of 27

Additional Information

Total Available Distribution Amount (1)	3,836,192.09
Certificate Available Funds
Retained Interest Available Funds
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,468,881.13	Master Servicing Fee	8,886.39
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,552.79
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	394.37
ARD Interest	0.00	Operating Advisor Fee	2,058.63
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	173.52
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,468,881.13	Total Fees	17,065.70

Principal		Expenses/Reimbursements
Scheduled Principal	384,419.53	Reimbursement for Interest on Advances	42.89
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	384,419.53	Total Expenses/Reimbursements	42.89

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,451,772.56
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	384,419.53
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,836,192.09
Total Funds Collected	3,853,300.66	Total Funds Distributed	3,853,300.68

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	946,497,620.60	946,497,620.60	Beginning Certificate Balance	946,497,619.69
(-) Scheduled Principal Collections	384,419.53	384,419.53	(-) Principal Distributions	384,419.53
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	946,113,201.07	946,113,201.07	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	946,516,469.00	946,516,469.00	Ending Certificate Balance	946,113,200.16
Ending Actual Collateral Balance	946,113,201.07	946,113,201.07

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.91)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.91)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.38%
			UC / (OC) Interest	0.00
(1) Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2) Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
** A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	2	49,800,000.00	5.26%	66	4.0600	NAP	Defeased	2	49,800,000.00	5.26%	66	4.0600	NAP
10,000,000 or less	6	43,714,450.60	4.62%	66	4.7629	2.689761	1.40 or less	9	145,203,375.25	15.35%	66	4.5912	1.036674
10,000,001 to 20,000,000	14	178,726,808.16	18.89%	66	4.7270	1.637142	1.41-1.50	2	23,898,051.72	2.53%	67	4.8026	1.460452
20,000,001 to 30,000,000	2	53,949,318.55	5.70%	66	4.6833	1.810517	1.51-1.60	0	0.00	0.00%	0	0.0000	0.000000
30,000,001 to 40,000,000	2	77,000,000.00	8.14%	66	4.2413	1.782078	1.61-1.70	6	99,408,461.64	10.51%	65	4.5999	1.688322
40,000,001 to 50,000,000	2	90,833,039.98	9.60%	65	4.5563	1.746074	1.71-2.00	5	208,563,728.68	22.04%	66	4.6048	1.873380
50,000,001 to 60,000,000	1	60,000,000.00	6.34%	66	4.8460	1.880000	2.01-2.20	1	70,839,583.78	7.49%	59	3.9740	2.139366
60,000,001 to 80,000,000	3	216,339,583.78	22.87%	62	4.0954	3.097038	2.21-3.00	4	127,900,000.00	13.52%	65	4.5353	2.597826
80,000,001 or greater	2	175,750,000.00	18.58%	66	4.1865	3.271294	3.01 or greater	5	220,500,000.00	23.31%	66	4.0726	4.234127
Totals	34	946,113,201.07	100.00%	65	4.3979	2.457173	Totals	34	946,113,201.07	100.00%	65	4.3979	2.457173

(1) Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2) Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.

(3) Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

      CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4) Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	3	49,800,000.00	5.26%	66	4.0600	NAP	Texas	5	56,695,028.95	5.99%	64	4.4697	1.714930
Alabama	1	12,218,835.44	1.29%	67	4.8300	1.480000	Virginia	1	80,000,000.00	8.46%	65	4.3260	2.780000
Arizona	1	4,953,813.42	0.52%	59	3.9740	2.139366	Washington, DC	1	80,250,000.00	8.48%	65	4.2460	1.940000
California	11	246,247,912.87	26.03%	66	4.3985	3.126918	Totals	73	946,113,201.07	100.00%	65	4.3979	2.457173
Colorado	3	77,189,212.87	8.16%	66	4.7934	1.731513
									Property Type³
Florida	5	14,603,382.59	1.54%	65	4.4985	1.728363
Georgia	5	31,691,997.53	3.35%	65	4.2959	1.474838		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Idaho	1	14,313,728.68	1.51%	66	5.1175	1.750000		Properties	Balance	Agg. Bal.			DSCR¹
Illinois	6	10,032,723.26	1.06%	59	3.9740	2.139366	Defeased	3	49,800,000.00	5.26%	66	4.0600	NAP
Indiana	2	12,246,319.56	1.29%	67	4.7370	1.472386	Industrial	42	99,063,251.32	10.47%	61	4.2129	1.923755
Kentucky	2	2,581,153.66	0.27%	59	3.9740	2.139366	Lodging	2	30,506,636.77	3.22%	66	4.8203	1.718152
Louisiana	1	17,379,303.25	1.84%	65	4.8800	1.230000	Mixed Use	6	177,477,408.32	18.76%	65	4.2639	2.773386
Maryland	1	65,500,000.00	6.92%	63	3.9450	4.520000	Multi-Family	1	10,435,506.23	1.10%	67	4.6110	1.700000
Massachusetts	1	5,900,000.00	0.62%	64	4.8500	2.380000	Office	8	411,503,118.47	43.49%	65	4.4177	2.634333
Michigan	4	5,844,498.90	0.62%	59	3.9740	2.139366	Retail	10	159,827,279.96	16.89%	67	4.5807	1.942679
Minnesota	1	1,476,136.29	0.16%	59	3.9740	2.139366	Self Storage	1	7,500,000.00	0.79%	66	5.2570	1.860000
Missouri	1	725,558.62	0.08%	59	3.9740	2.139366	Totals	73	946,113,201.07	100.00%	65	4.3979	2.457173
Nevada	1	37,000,000.00	3.91%	67	4.1670	3.060000
New Jersey	1	1,150,886.02	0.12%	59	3.9740	2.139366
New York	3	52,001,117.00	5.50%	66	4.4220	0.768743
North Carolina	2	8,212,617.62	0.87%	64	4.7824	1.805791
Ohio	5	20,014,814.96	2.12%	64	4.6276	1.554597
Pennsylvania	1	7,500,000.00	0.79%	66	5.2570	1.860000
South Carolina	3	19,225,242.47	2.03%	65	4.4655	1.760877
Tennessee	1	11,358,917.11	1.20%	67	4.7300	1.200000

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 9 of 27

			Current Mortgage Loan and Property Stratification

		Note Rate							Seasoning
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
	Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
Defeased	2	49,800,000.00	5.26%	66	4.0600	NAP	Defeased	2	49,800,000.00	5.26%	66	4.0600	NAP
4.250% or less	6	361,589,583.78	38.22%	64	4.0868	3.253030	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
4.251% to 4.500%	6	203,843,541.56	21.55%	65	4.3603	2.067722	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
4.501% to 4.750%	6	111,923,240.00	11.83%	67	4.6415	1.597037	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
4.751% to 5.000%	11	191,545,001.98	20.25%	66	4.8608	1.757742	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
5.001% or greater	3	27,411,833.75	2.90%	66	5.1643	1.759674	49 months or greater	32	896,313,201.07	94.74%	65	4.4166	2.411458
Totals	34	946,113,201.07	100.00%	65	4.3979	2.457173	Totals	34	946,113,201.07	100.00%	65	4.3979	2.457173

(1) Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2) Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.

(3) Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

      CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4) Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	49,800,000.00	5.26%	66	4.0600	NAP	Defeased	2	49,800,000.00	5.26%	66	4.0600	NAP
	111 months or less	32	896,313,201.07	94.74%	65	4.4166	2.411458	Interest Only	12	466,200,000.00	49.28%	66	4.2840	2.949181
	112 months or greater	0	0.00	0.00%	0	0.0000	0.000000	357 months or less	19	359,273,617.29	37.97%	66	4.6761	1.767349
	Totals	34	946,113,201.07	100.00%	65	4.3979	2.457173	358 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Other	1	70,839,583.78	7.49%	59	3.9740	2.139366
								Totals	34	946,113,201.07	100.00%	65	4.3979	2.457173
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 27

			Current Mortgage Loan and Property Stratification

		Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
				WAM²	WAC					WAM²	WAC
Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Defeased	2	49,800,000.00	5.26%	66	4.0600	NAP				None
Underwriter's Information	1	70,839,583.78	7.49%	59	3.9740	2.139366
12 months or less	31	825,473,617.29	87.25%	66	4.4546	2.434808
13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
Totals	34	946,113,201.07	100.00%	65	4.3979	2.457173

(1) Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2) Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.

(3) Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

      CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4) Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential											Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original	Adjusted	Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated	Maturity	Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State	Accrual Type	Gross Rate	Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
1	30312422	OF	Los Angeles	CA	Actual/360	4.137%	329,197.46	0.00	0.00	N/A	05/06/27	--	95,500,000.00	95,500,000.00	10/06/21
2	30312185	OF	Washington	DC	Actual/360	4.246%	283,951.25	0.00	0.00	N/A	03/06/27	--	80,250,000.00	80,250,000.00	10/06/21
3	30312200	OF	Arlington	VA	Actual/360	4.326%	288,400.00	0.00	0.00	N/A	03/06/27	--	80,000,000.00	80,000,000.00	10/06/21
4	30311500	IN	Various	Various	Actual/360	3.974%	234,694.83	29,515.02	0.00	N/A	09/04/26	--	70,869,098.80	70,839,583.78	10/06/21
5	30312188	MU	Rockville	MD	Actual/360	3.945%	215,331.25	0.00	0.00	N/A	01/06/27	--	65,500,000.00	65,500,000.00	10/06/21
6	30312429	OF	Englewood	CO	Actual/360	4.846%	242,300.00	0.00	0.00	N/A	04/06/27	--	60,000,000.00	60,000,000.00	10/06/21
7A3	30312431	OF	Short Hills	NJ	Actual/360	4.060%	101,500.00	0.00	0.00	N/A	04/01/27	--	30,000,000.00	30,000,000.00	10/01/21
7A4	30312457				Actual/360	4.060%	66,990.00	0.00	0.00	N/A	04/01/27	--	19,800,000.00	19,800,000.00	10/01/21
8	30312432	RT	Redlands	CA	Actual/360	4.650%	180,187.50	0.00	0.00	N/A	05/06/27	--	46,500,000.00	46,500,000.00	10/06/21
9	30312193	OF	Plano	TX	Actual/360	4.458%	164,938.62	64,973.31	0.00	N/A	01/06/27	--	44,398,013.29	44,333,039.98	10/06/21
10	30312433	MU	New York	NY	Actual/360	4.310%	143,666.67	0.00	0.00	N/A	04/06/27	--	40,000,000.00	40,000,000.00	10/06/21
11	30312434	MU	Las Vegas	NV	Actual/360	4.167%	128,482.50	0.00	0.00	N/A	05/06/27	--	37,000,000.00	37,000,000.00	10/06/21
12	30312435	OF	San Francisco	CA	Actual/360	4.910%	122,737.50	0.00	0.00	N/A	03/06/27	--	30,000,000.00	30,000,000.00	10/06/21
13	30312436	RT	Buford	GA	Actual/360	4.400%	87,941.57	34,744.85	0.00	N/A	05/06/27	--	23,984,063.40	23,949,318.55	10/06/21
14	30312437	MU	Lafayette	LA	Actual/360	4.880%	70,791.16	28,359.92	0.00	N/A	03/05/27	--	17,407,663.17	17,379,303.25	10/06/21
15	30312438	LO	Charleston	SC	Actual/360	4.558%	61,604.38	27,664.44	0.00	N/A	04/06/27	--	16,220,572.53	16,192,908.09	10/06/21
16	30312439	RT	Denver	CO	Actual/360	4.694%	59,431.97	20,905.66	0.00	N/A	05/06/27	--	15,191,898.24	15,170,992.58	10/06/21
17	30312440	LO	Meridian	ID	Actual/360	5.117%	61,137.49	22,370.44	0.00	N/A	04/06/27	--	14,336,099.12	14,313,728.68	10/06/21
18	30312441	IN	Fremont	CA	Actual/360	4.850%	48,896.90	19,703.04	0.00	N/A	04/06/27	--	12,098,201.27	12,078,498.23	10/06/21
19	30312442	RT	Albertville	AL	Actual/360	4.830%	49,255.81	18,633.82	0.00	N/A	05/06/27	--	12,237,469.26	12,218,835.44	10/06/21
20	30312443	OF	Sarasota	FL	Actual/360	4.598%	47,070.53	18,357.08	0.00	N/A	04/06/27	--	12,283,273.07	12,264,915.99	10/06/21
21	30312444	RT	Avon	IN	Actual/360	4.774%	46,540.09	19,173.71	0.00	N/A	05/06/27	--	11,698,389.99	11,679,216.28	10/06/21
22	30312445	RT	Santee	CA	Actual/360	3.830%	39,895.83	0.00	0.00	N/A	05/06/27	--	12,500,000.00	12,500,000.00	10/06/21
23	30312446	MU	Carlsbad	CA	Actual/360	4.840%	48,400.00	0.00	0.00	N/A	04/06/27	--	12,000,000.00	12,000,000.00	10/06/21
24	30312447	RT	Murfreesboro	TN	Actual/360	4.730%	44,842.48	17,610.62	0.00	N/A	05/06/27	--	11,376,527.73	11,358,917.11	10/06/21
25	30312448	MF	Houston	TX	Actual/360	4.611%	40,165.99	17,580.48	0.00	N/A	05/06/27	--	10,453,086.71	10,435,506.23	10/06/21
26	30312449	IN	Twinsburg	OH	Actual/360	4.954%	43,751.68	14,986.49	0.00	N/A	03/05/27	--	10,598,972.77	10,583,986.28	10/06/21
27	30312450	RT	Brooklyn	NY	Actual/360	4.908%	43,151.70	0.00	0.00	N/A	03/05/27	--	10,550,000.00	10,550,000.00	10/06/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original	Adjusted	Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated	Maturity	Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State	Accrual Type	Gross Rate	Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
28	30312451	RT	Woodland Hills	CA	Actual/360	4.252%	35,433.33	0.00	0.00	N/A	04/06/27	--	10,000,000.00	10,000,000.00	10/06/21
29	30312452	OF	Riverside	CA	Actual/360	4.800%	36,673.33	13,169.88	0.00	N/A	05/06/27	--	9,168,332.38	9,155,162.50	10/06/21
30	30312453	SS	Royersford	PA	Actual/360	5.257%	32,856.25	0.00	0.00	N/A	04/06/27	--	7,500,000.00	7,500,000.00	10/06/21
31	30312454	MU	Cornelius	NC	Actual/360	5.160%	24,109.22	8,689.33	0.00	N/A	04/06/27	--	5,606,794.40	5,598,105.07	10/06/21
32	30312455	RT	Danvers	MA	Actual/360	4.850%	23,845.83	0.00	0.00	N/A	02/06/27	--	5,900,000.00	5,900,000.00	10/06/21
33	30312456	IN	Delaware	OH	Actual/360	4.462%	20,708.01	7,981.44	0.00	N/A	05/06/27	--	5,569,164.47	5,561,183.03	10/06/21
Totals							3,468,881.13	384,419.53	0.00				946,497,620.60	946,113,201.07
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	43,214,054.32	43,775,835.28	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2	22,318,151.11	21,114,882.60	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	48,424,654.26	51,345,825.44	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	0.00	33,784,751.29	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	49,898,978.36	50,487,317.94	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	7,721,178.44	7,798,413.32	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7A3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
7A4	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
8	6,977,442.00	8,408,485.08	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	21,329,270.00	22,054,992.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	5,278,945.11	4,643,576.32	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	4,496,078.47	4,998,592.12	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	3,668,493.00	3,411,709.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,093,287.00	2,011,153.38	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,358,042.29	1,557,836.66	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	916,724.75	2,076,573.14	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,093,795.06	1,111,179.14	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	850,912.51	1,935,103.72	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,131,558.81	1,141,303.64	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,205,621.13	1,293,929.18	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,475,030.59	1,368,316.38	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,213,852.33	1,209,981.90	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,900,993.05	1,672,150.69	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	5,397,577.48	5,928,210.92	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,055,486.11	944,219.74	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,214,776.76	1,276,592.23	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,250,988.96	1,272,388.75	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	707,630.68	679,536.87	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
28	2,454,720.61	2,970,726.19	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,768,317.62	1,655,241.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	639,315.42	755,377.36	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	678,983.13	673,109.64	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	676,871.90	696,715.76	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,174,169.44	1,421,973.72	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	243,585,900.70	285,476,000.40				0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 16 of 27

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/13/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.397863%	4.376231%	65
09/13/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.397959%	4.376322%	66
08/12/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.398044%	4.376404%	67
07/12/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.398129%	4.376485%	68
06/11/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.398222%	4.376575%	69
05/12/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.398306%	4.376656%	70
04/12/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.398399%	4.376745%	71
03/12/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.398482%	4.376825%	72
02/12/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	16,407,343.96	0	0.00	0	0.00	4.398592%	4.376931%	73
01/12/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.398674%	4.377010%	74
12/11/20	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.398755%	4.377088%	75
11/13/20	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.398846%	4.377174%	76
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																		Page 18 of 27

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon			1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon			2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 19 of 27

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing		Non-Performing	REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		70,839,584	70,839,584		0	0
> 60 Months		875,273,617	875,273,617		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-21	946,113,201	946,113,201	0	0	0	0
Sep-21	946,497,621	946,497,621	0	0	0	0
Aug-21	946,850,473	946,850,473	0	0	0	0
Jul-21	947,202,027	947,202,027	0	0	0	0
Jun-21	947,582,555	947,582,555	0	0	0	0
May-21	947,931,403	947,931,403	0	0	0	0
Apr-21	948,309,323	948,309,323	0	0	0	0
Mar-21	948,655,488	948,655,488	0	0	0	0
Feb-21	949,091,728	949,091,728	0	0	0	0
Jan-21	949,434,985	949,434,985	0	0	0	0
Dec-20	949,776,980	949,776,980	0	0	0	0
Nov-20	950,148,295	950,148,295	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential							Page 20 of 27

Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential								Page 22 of 27

Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
15	30312438	16,633,083.86	4.55700%	16,633,083.86	4.55700%	8	05/26/20	06/05/20	06/04/20
15	30312438	0.00	4.55700%	0.00	4.55700%	8	01/08/21	12/04/20	01/22/21
Totals		16,633,083.86		16,633,083.86
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential									Page 23 of 27

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential											Page 24 of 27

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 25 of 27

Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
16	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	42.89	0.00	0.00	0.00
Total	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	42.89	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total 42.89

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 26 of 27

Supplemental Notes
Risk Retention

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com, specifically under the "Risk Retention Compliance"tab for the GSMS 2017-GS6 transaction, certain Information provided to the

Certificate Administrator regarding compliance with the Credit Risk Retention Rules. Investors should refer to the Certificate Administrator's website for all such information.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 27 of 27